UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05379

Name of Fund :	Royce Focus Trust, Inc.
Fund Address :	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2009

Date of reporting period: 3/31/2009

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE FOCUS TRUST
MARCH 31, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.7%

Consumer Products – 9.8%
Apparel, Shoes and Accessories - 3.2%
Fossil [a]	100,000	$1,570,000
Timberland Company (The) Cl. A [a]	100,000	1,194,000

		2,764,000

Food/Beverage/Tobacco - 2.9%
Industrias Bachoco ADR	100,000	1,124,000
Sanderson Farms	35,000	1,314,250

		2,438,250

Health, Beauty and Nutrition - 1.5%
Nu Skin Enterprises Cl. A	120,000	1,258,800

Sports and Recreation - 2.2%
Thor Industries	120,000	1,874,400

Total		8,335,450

Consumer Services – 1.4%
Retail Stores - 1.4%
Men’s Wearhouse (The)	80,000	1,211,200

Total		1,211,200

Diversified Investment Companies – 1.6%
Exchange Traded Funds - 1.6%
UltraShort 20+ Year Treasury ProShares [a]	30,000	1,309,200

Total		1,309,200

Financial Intermediaries – 4.3%
Banking - 1.0%
BB Holdings [a]	400,000	812,297

Securities Brokers - 3.1%
Knight Capital Group Cl. A [a]	180,000	2,653,200

Other Financial Intermediaries - 0.2%
KKR Financial Holdings [a]	200,000	178,000

Total		3,643,497

Financial Services – 5.8%
Investment Management - 5.8%
Endeavour Financial [b]	600,000	713,832
Franklin Resources	25,000	1,346,750
Sprott	500,000	1,804,410
U.S. Global Investors Cl. A	226,000	1,100,620

Total		4,965,612

Health – 3.3%
Drugs and Biotech - 2.9%
Endo Pharmaceuticals Holdings [a]	100,000	1,768,000
Lexicon Pharmaceuticals [a]	500,000	545,000
ULURU [a]	1,000,009	180,002

		2,493,002

Medical Products and Devices - 0.4%
Caliper Life Sciences [a]	352,300	348,777

Total		2,841,779

Industrial Products – 24.5%
Building Systems and Components - 1.7%
Simpson Manufacturing	80,000	1,441,600

Industrial Components - 1.4%
GrafTech International [a]	200,000	1,232,000

Machinery - 2.6%
Lincoln Electric Holdings	50,000	1,584,500
Woodward Governor	60,000	670,800

		2,255,300

Metal Fabrication and Distribution - 11.5%
Kennametal	100,000	1,621,000
Nucor Corporation	25,000	954,250
Reliance Steel & Aluminum	100,000	2,633,000
Schnitzer Steel Industries Cl. A	50,500	1,585,195
Sims Metal Management ADR	250,000	2,980,000

		9,773,445

Miscellaneous Manufacturing - 1.9%
Rational	20,000	1,595,095

Pumps, Valves and Bearings - 2.9%
Gardner Denver [a]	60,000	1,304,400
Pfeiffer Vacuum Technology	20,000	1,183,090

		2,487,490

Specialty Chemicals and Materials - 2.5%
Mosaic Company (The)	50,000	2,099,000

Total		20,883,930

Industrial Services – 5.6%
Commercial Services - 2.2%
CRA International [a]	40,000	755,200
Korn/Ferry International [a]	120,000	1,087,200

		1,842,400

Food, Tobacco and Agriculture - 2.3%
CF Industries Holdings	15,000	1,066,950
Intrepid Potash [a]	50,000	922,500

		1,989,450

Transportation and Logistics - 1.1%
Arkansas Best	50,000	951,000

Total		4,782,850

Natural Resources – 28.7%
Energy Services - 10.8%
Ensign Energy Services	250,000	2,165,292
Major Drilling Group International	120,000	1,149,746
Pason Systems	180,000	1,359,137
Tesco Corporation [a]	160,000	1,251,200
Trican Well Service	240,000	1,225,888
Unit Corporation [a]	100,300	2,098,276

		9,249,539

Oil and Gas - 1.2%
Exxon Mobil	15,000	1,021,500

Precious Metals and Mining - 15.6%
Alamos Gold [a]	250,000	1,798,461
Allied Nevada Gold [a]	200,000	1,170,000
Fresnillo	200,000	1,311,243
Gammon Gold [a]	250,000	1,617,500
Ivanhoe Mines [a]	300,000	1,845,000
Pan American Silver [a]	180,000	3,135,600
Silver Standard Resources [a]	150,000	2,418,000

		13,295,804

Real Estate - 1.1%
PICO Holdings [a]	30,000	902,100

Total		24,468,943

Technology – 9.0%
Aerospace and Defense - 1.7%
Ceradyne [a]	80,000	1,450,400

Components and Systems - 3.6%
Microsoft Corporation	70,000	1,285,900
MKS Instruments [a]	120,000	1,760,400

		3,046,300

Semiconductors and Equipment - 1.4%
Sigma Designs [a]	100,325	1,248,043

Telecommunications - 2.3%
ADTRAN	120,000	1,945,200

Total		7,689,943

Miscellaneous [c] – 1.7%
Total		1,435,332

TOTAL COMMON STOCKS
(Cost $115,234,383)		81,567,736

PREFERRED STOCK – 6.9%
Kennedy-Wilson Conv. [d,e]
(Cost $9,000,000)	9,000	5,892,849

REPURCHASE AGREEMENT – 25.9%
State Street Bank & Trust Company,
0.13% dated 3/31/09, due 4/1/09,
maturity value $22,075,080 (collateralized
by obligations of various U.S. Government
Agencies, 5.25% due 6/12/09, valued at
$22,630,578)
(Cost $22,075,000)		22,075,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.2%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.371%)
(Cost $113,476)		113,476

TOTAL INVESTMENTS – 128.7%
(Cost $146,422,859)		109,649,061

CASH AND OTHER ASSETS LESS LIABILITIES – 0.6%		555,810

PREFERRED STOCK – (29.3)%		(25,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS – 100.0%		$85,204,871

[a]	Non-income producing.
[b]	All or a portion of these securities were on loan at March 31, 2009. Total market value of loaned securities at March 31, 2009 was $108,238.
[c]	Includes securities first acquired in 2009 and less than 1% of net assets applicable to Common Stockholders.
[d]

A security for which market quotations are not readily available represents 6.9% of net assets. This security has been valued at its fair value under procedures established by the Fund’s Board of Directors.

[e]

This security, and the common stock into which the security is convertible, are not and will not be registered under the Securities Act of 1933 and related rules (“restricted security”). Accordingly, such securities may not be offered, sold, transferred or delivered, directly or indirectly, unless (i) such shares are registered under the Securities Act and any other applicable state securities laws, or (ii) an exemption from registration under the Securities Act and any other applicable state securities laws is available.

	Number	Acquisition		Fair Value at	Percent of Net	Distributions
Security	of Shares	Date	Cost	3/31/09	Assets	Received

Kennedy-Wilson Conv.	9,000	5/08	$9,000,000	$5,892,849	6.9%	$157,500

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $146,422,859. At March 31, 2009, net unrealized depreciation for all securities was $(36,773,798), consisting of aggregate gross unrealized appreciation of $5,737,082 and aggregate gross unrealized depreciation of $42,510,880. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund’s Board of Directors. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Level 1	Level 2	Level 3	Total

$65,735,412	$38,020,800	$5,892,849	$109,649,061

Level 3 Reconciliation:

	Change in unrealized appreciation
Balance as of 12/31/08	(depreciation)	Purchases	Balance as of 3/31/09

$7,285,707	$(1,392,858)	$0	$5,892,849

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:

The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Fund is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund retains the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a)           The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

     Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Focus Trust, Inc.
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Focus Trust, Inc.
Date:  May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Focus Trust, Inc.
Date:  May 26, 2009

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Focus Trust, Inc.
Date:  May 26, 2009